Basis of Preparation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation [Abstract]
Schedule of Changes in Depreciation of Right-of-Use Asset
Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

●	Cell and switches sites	4 years
●	Office buildings, warehouses, service centers and retail stores	3 years
●	Motor vehicles	2 years

Schedule of Effect on Statement of Financial Position
The table below presents the effects of the items affected by the initial application on the statement of financial position as at January 1, 2019:

	According to IAS 17	The change	According to IAS 16
	NIS millions

Trade and other receivables (including long-term amounts)	2,088	2	2,090
Right-of-use assets and Investment property	-	826	826
Lease liabilities	-	830	830
Trade payables and accrued expenses	696	(2)	694

Schedule of Opening Balances of Assets and Liabilities in IFRS 9
The table hereunder summarizes the effects of the transition to IFRS 9 on the opening balances of assets and liabilities and retained earnings, including the tax effect:

	According to the previous policy	Effect of the standard	According to IFRS 9
	NIS millions
Trade and other receivables (including long-term amounts) (1)	2,175	(12)	2,163
Debentures, including current maturities (2)	(2,900)	(34)	(2,934)
Deferred tax liabilities	(131)	10	(121)
Retained earnings	(1,436)	36	(1,400)

1)
The standard includes a new ‘expected credit loss’ model, which following its application, the amount of the provision for impairment of all the financial assets decreased by an amount of NIS 12 million as at January 1, 2018.

2)
According to the standard, in cases that a change in terms or exchange of financial liabilities is immaterial and does not lead to de-recognition, the new cash flows should be discounted at the original effective interest rate, with the difference between the present value of the financial liability having the new terms and the present value of the original financial liability being recognized in profit or loss. As a result of applying the standard, the carrying amount of a Series of debentures whose terms were changed and for which a new effective interest rate was calculated at the time of the change in terms according to IAS 39, was recalculated from the date of the change in terms using the original effective interest rate. Accordingly, the balance of the liability decreased by the amount of NIS 34 million.

Schedule of Effect of Change on Interim Financial Statements
The effect of this change on the condensed consolidated interim financial statements in previous periods is as follows:

	Year ended December 31, 2017	Year ended December 31, 2018
	NIS millions	NIS millions

Increase in other income	31	27
Decrease in financing income	(31)	(27)

Schedule of Exchange Rates and Known Consumer Price Indexes
Exchange rates and known Consumer Price Indexes are as follows:

	Exchange rates of US$	Consumer Price Index (points)*

As of December 31, 2019	3.456	224.67
As of December 31, 2018	3.748	224.00
As of December 31, 2017	3.467	221.35

Change during the year:

Year ended December 31, 2019	(7.79)%	0.30%
Year ended December 31, 2018	8.10%	1.20%
Year ended December 31, 2017	(9.83)%	0.30%

*According to 1993 base index.